NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$12,249	$13,200
Exchange LP Units(1)	73	87
FV LTIP units of the Operating Partnership(1)	52	35
BPYU Units(1)	1,050	1,930
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	15
Preferred equity of subsidiaries	3,000	3,017
Non-controlling interests in subsidiaries and properties	12,672	12,953
Total interests of others in operating subsidiaries and properties	15,687	15,985
Total non-controlling interests	$29,111	$31,237
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the Redeemable/Exchangeable Units and Exchange LP Units changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity.